Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Liabilities [Abstract]
Long-term borrowings	¥ 7,402,092	¥ 8,129,559
Transferred to SPEs [Member]
Trading assets
Equities	6,000	22,000
Debt securities	18,000	24,000
CMBS and RMBS	19,000	20,000
Total	43,000	66,000
Liabilities [Abstract]
Long-term borrowings	¥ 42,000	¥ 127,000